ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 0.3	$ 0.7
Expected weighted-average period of unrecognized cost	10 months 17 days	1 year 3 months 21 days